Accounts payable	12 Months Ended
Dec. 31, 2025
Disclosure Of Accounts Payables [Abstract]
Accounts payable
17.
Accounts payables

Accounts payables consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Trade payables	340	10,112
Accrued liabilities	18,492	10,581
Total	18,832	20,693

Accounts payables are non-interest-bearing and are due within one year. The carrying amounts of accounts payables represent fair values due to their short-term nature.